Consolidated Statement of Cash Flow - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net Income / (loss) for the year	$ 104,569,295	$ 112,491,919	$ (34,127,728)
Adjustments to obtain flows from operating activities:
Income tax	38,297,900	75,640,054	(24,311,301)
Depreciation and Impairment of non - financial assets	52,584,122	69,534,698	68,481,877
Impairment losses on financial assets	59,513,217	73,255,839	96,098,277
Other adjustments:
Exchange rate difference on gold and foreign currency	(9,272,117)	(12,632,268)	(18,600,899)
Interest Income from loans and other financings	(1,661,292,847)	(2,521,043,538)	(1,708,038,478)
Interest Expense from deposits and financing received	888,013,611	1,797,625,868	1,122,352,416
Net income financial assets measured at fair value through profit or loss	(141,064,297)	(300,690,295)	(123,736,947)
Fair value measurement of investment properties	10,188,877	15,270,191	5,451,222
Results from exposure to changes in the purchasing power of money	305,891,382	237,195,789	120,362,179
Interest on liabilities for financial leases	1,920,878	73,365	3,386,547
Provisions reversed	(4,607,832)	(11,982,685)	(22,054,889)
Result from derecognition of financial assets measured at amortized cost	(82,063,602)	(36,708,632)	(3,335,307)
(Increases) / decreases from operating assets:
Debt securities at fair value through profit or loss	110,559,464	410,410,400	130,202,160
Derivatives	3,636,522	(6,260,077)	926,390
Reverse Repo transactions	1,645,657,441	(1,499,306,678)	419,673,327
Loans and other financing
To the non-financial public sector	1,276,124	(2,624,770)	(1,582,830)
To the other financial entities	(11,646,076)	(4,354,012)	(3,355,875)
To the non-financial sector and foreign residents	497,290,942	3,002,490,513	2,103,258,859
Other debt securities	(265,915,885)	1,282,181,407	(786,527,498)
Financial assets pledged as collateral	(74,347,521)	(2,887,713)	14,692,042
Other assets	70,481,375	(203,881,815)	104,767,978
Increases / (decreases) from operating liabilities:
Non-financial public sector	(74,686,296)	30,578,889	37,233,310
Financial sector	(852,452)	349,898	171,349
Private non-financial sector and foreign residents	(1,010,608,387)	(2,168,443,451)	(1,257,270,988)
Derivatives	1,734,047
Repo transactions	31,914,891	2,047,701
Liabilities at fair value through profit or loss	(1,323,792)	(13,182,617)	(12,615,674)
Other liabilities	47,400,025	33,136,242	(214,510,885)
Income Tax paid	(14,388,375)	(14,326,676)	(5,743,355)
Net cash provided by operating activities (A)	518,860,634	343,957,546	11,245,279
Payments related to:
Purchase of PPE, intangible assets and other assets	(57,388,325)	(53,899,257)	(56,702,974)
Purchase of liabilities and equity instruments issued by other entities	86,252	2,611,040	82,996
Collections:
Disposals related to PPE, intangible assets and other assets	11,059,471	10,154,017	5,390,421
Net cash used in investing activities (B)	(46,242,602)	(41,134,200)	(51,229,557)
Payments:
Lease liabilities	(8,893,219)	(10,897,240)	(17,262,197)
Unsubordinated debt securities	(2,342,101)	(3,882,340)	(10,184,994)
Financing received from the Argentine Central Bank and other financial institutions	(267,100,285)	(331,717,810)	(1,183,896,947)
Dividends distribution	(27,962,555)		(3,335,464)
Acquisition of treasury shares	(9,916,857)	(1,870,162)	(9,380,411)
Collections:
Unsubordinated debt securities	52,092,812	75,242
Financing received from the Argentine Central Bank and other financial institutions	300,536,024	300,081,404	1,138,802,074
Net cash used in financing activities (C)	36,413,819	(48,210,906)	(85,257,939)
Effects of exchange rate changes (D)	265,181,131	472,458,135	21,138,355
Result from exposure to changes in the purchasing power of the currency of Cash and equivalents (E)	(561,800,396)	(545,654,907)	(117,829,693)
Net increase/ (decrease) in cash and cash equivalents (A+B+C+D+E)	212,412,586	181,415,668	(221,933,555)
Cash and cash equivalents at the beginning of the year	550,325,469	368,909,801	590,843,356
Cash and cash equivalents at the end of the year	$ 762,738,055	$ 550,325,469	$ 368,909,801